FAIR VALUE MEASUREMENTS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2025
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Noncontrolling equity investment in privately-held companies without readily determinable fair values	$ 7.2		$ 6.4
Unrealized gain on noncontrolling equity investment		$ 1.7
SIS
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Contingent working capital, receivable, adjustment	$ 5.0